Offerings	Oct. 07, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note
(1)
There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of depositary shares, such indeterminate principal amount of senior debt securities and subordinated debt securities, and such indeterminate number of warrants, purchase contracts and units, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If any senior debt securities or any subordinated debt securities are issued at an original issue discount, then the offering price of such senior debt securities or subordinated debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by
the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of shares of common stock and preferred stock as may be issued (i) upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, (ii) upon exercise of warrants or rights, or (iii) pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form
S-3
under the Securities Act.

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.